Restructuring (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring
Schedule of Restructuring Expenses
€ millions	2017	2016	2015

Employee-related restructuring expenses	180	33	610

Onerous contract-related restructuring expenses	2	–5	11

Restructuring expenses	182	28	621

Schedule of Restructuring Expenses by Functional Area

€ millions	2017	2016	2015

Cost of cloud and software	55	3	80

Cost of services	118	7	218

Research and development	9	7	156

Sales and marketing	2	10	147

General and administration	–2	1	20

Restructuring expenses	182	28	621